Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

16. Income Taxes

Significant components of deferred tax assets and liabilities are as follows:

	Year Ended December 31,
	2012	2011
Deferred tax assets:
Allowance for doubtful accounts	$9,204	$8,886
Accrued vacation and bonus	8,016	6,631
Deferred rent	16,137	17,354
Share-based compensation	23,730	25,948
Notes receivable from employees	27,791	27,900
State net operating loss carryforward & credits	1,921	2,943
Foreign net operating loss carryforward	7,976	2,585
Foreign tax credits	1,253	—
Future foreign tax credit asset	8,406	8,603
Other — net	4,783	5,291

Total deferred tax assets	109,217	106,141

Deferred tax liabilities:
Revenue recognition	(19,706)	(33,462)
Property, equipment and capitalized software	(819)	(1,383)
Goodwill and other intangible asset amortization	(188,737)	(169,471)
Deferred compensation	(152)	—
Discount on long term debt	—	(1,264)

Total deferred tax liabilities	(209,414)	(205,580)

Valuation allowance	(1,939)	(886)

Net deferred tax assets (liabilities)	$(102,136)	$(100,325)

As of December 31, 2012, we have not provided for deferred taxes on $1.8 million of the undistributed non-U.S. subsidiary earnings that are considered permanently invested. If these earnings were repatriated, we do not anticipate that there would be any additional U.S. tax liability as foreign tax credits would offset the U.S. tax liability.

At December 31, 2012 and 2011, the Company believed certain deferred tax assets associated with foreign net operating loss and foreign tax credit carryforwards, which can be carried forward for periods ranging from 20 years to indefinite, would expire unused based on updated forward-looking financial information. Therefore, valuation allowances of $1.9 million and $0.9 million were recorded against the Company’s net deferred tax assets at December 31, 2012 and 2011, respectively. We have not established a valuation allowance for any of our other deferred assets as we expect that future taxable income as well as the reversal of temporary differences will enable us to fully utilize our deferred tax assets.

The components of “Income before income tax provision” from continuing operations are as follows:

	Year Ended December 31,
	2012	2011	2010
Domestic	$40,275	$123,439	$81,371
Foreign	(37,161)	29,688	26,020

	$3,114	$153,127	$107,391

The components of the income tax provision from continuing operations are as follows:

	Year Ended December 31,
	2012	2011	2010
Current
Federal	$21,172	$30,048	$17,310
State	6,268	5,844	906
Foreign	7,021	5,977	7,468

	34,461	41,869	25,684

Deferred
Federal	$7,553	$11,858	$14,439
State	(719)	564	3,614
Foreign	(1,195)	(5,067)	(2,330)

	5,639	7,355	15,723

Income tax provision	$40,100	$49,224	$41,407

Our income tax provision from continuing operations resulted in effective tax rates that varied from the statutory federal income tax rate as follows:

	Year Ended December 31,
	2012	2011	2010
Income tax expense at federal statutory rate	$1,090	$53,595	$37,587
State income taxes, net of federal benefit	3,607	4,166	3,895
Benefit from lower foreign tax rates	(5,357)	(7,115)	(2,246)
Non-deductible goodwill impairment	38,635	—	—
Other expenses not deductible for tax purposes	3,682	2,791	3,158
Changes in contingent consideration	(1,151)	(2,367)	—
Other adjustments, net	(406)	(1,846)	(987)

	$40,100	$49,224	$41,407

We file numerous consolidated and separate income tax returns in the U.S. federal jurisdiction and in many city, state and foreign jurisdictions. We are no longer subject to U.S. federal income tax examinations for years prior to 2008 and are no longer subject to state and local or foreign tax examinations by tax authorities for years prior to 2007. In addition, open tax years related to state and foreign jurisdictions remain subject to examination but are not considered material to our financial position, results of operations or cash flows.

Our liability for uncertain tax positions was $3.8 million and $2.9 million at December 31, 2012 and 2011, respectively. Interest and penalties related to uncertain tax positions are classified as operating expenses and are excluded from the income tax provision. At December 31, 2012, our accrual for the payment of tax-related interest and penalties was not material. Management believes that an adequate provision has been made for any adjustments that may result from tax examinations. Although the timing of the resolution and closure of such examinations is not certain, the Company believes it is reasonably possible that tax audit resolutions could reduce its unrecognized tax benefits by approximately $1.8 million in the next 12 months.